Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 539,521	$ 457,253	$ 530,348
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	95,023	77,117	70,984
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	42,099	63,432	53,476
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	24,261	52,885	135,845
China
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	154,789	123,261	142,948
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	46,319	50,663	49,444
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	97,813	45,032	35,387
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 79,217	$ 44,863	$ 42,264

[1]	In 2019 and 2020, revenue billed to Japan was reclassified to others.